Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
11. Subsequent Events

January 2013 Private Placement

In January 2013, the Company entered into a securities purchase agreement for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.20 per unit (the “January Financing Transaction”).  Each unit consisted of one share of common stock and a warrant to purchase one-half share of common stock.

In the January Financing Transaction, the Company sold to the investors 9,201,684 shares of common stock, together with warrants to purchase 4,600,842 shares of common stock, for aggregate gross proceeds of approximately $11,000,000, before commissions and offering expenses.  Each warrant is exercisable for five years from the date of issuance and has an exercise price of $1.75 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions.  In the event the Company issues shares of its common stock or common stock equivalents in a financing transaction after the January Financing Transaction at a price below the then prevailing warrant exercise price, the exercise price of the warrants will be adjusted downward to the price at which the Company issues the common stock or common stock equivalents.  Additionally, the warrants contain a net-cash settlement feature which gives the warrant holder the right to net-cash settlement using the Black-Scholes valuation model in the event certain transactions occur. The Company will apply guidance in ASC 815-40 to account for the net-cash settlement provision of the warrants which will result in a portion of the net proceeds of the January Financing Transaction being recorded as a derivative liability.  Thereafter, the fair value of this derivative liability will be calculated each reporting period and the liability adjusted through charges or credits to the statements of operations. Non-employee directors of the Company invested a total of $402,000 in the January Financing Transaction. The Company’s placement agents for the January Financing Transaction earned commissions of approximately $1,100,000.

In connection with the January Financing Transaction, the Company entered into a registration rights agreement with the investors pursuant to which the Company agreed to prepare and file a registration statement with the SEC covering the resale of the shares of common stock and the shares of common stock underlying the warrants issued in the financing.  The Company must bear the costs, including legal and accounting fees, associated with the registration of those shares.  The Company filed that registration statement on February 11, 2013. The Company will be required to use its best efforts to have the registration statement declared effective as soon as practicable.  In the event the registration statement is not declared effective by the SEC on or prior to the effectiveness deadline set forth in the registration rights agreement, or if the Company fails to continuously maintain the effectiveness of the registration statement (with certain permitted exceptions), the Company will incur certain damages to the investors, up to a maximum amount of 12% of the investors’ investments in the January Financing Transaction, or approximately $1,300,000.

As a consequence of the January Financing Transaction described above, the exercise price of the warrants issued by the Company in the July PIPE Financing (see Note 8) has been adjusted from $1.45 per share to $1.41 per share.

Modification of Terms of April 2011 Note (see Note 7)

On February 21, 2013, the Strategic Partner delivered notice to the Company of the Strategic Partner’s election to convert the April 2011 Note into shares of the Company’s common stock at the conversion price of $0.60 per share.  However, prior to the issuance of those conversion shares, on March 6, 2013 the Company and the Strategic Partner entered into a loan modification, and, as a result, the Strategic Partner revoked its election to convert the April 2011 Note into shares of common stock.  Under the loan modification, the April 2011 Note was amended (i) to remove the equity conversion feature, such that the April 2011 Note is no longer convertible into any shares of the Company’s capital stock, (ii) to reduce the interest rate, beginning March 6, 2013, from 10% per year to 5.5% per year, (iii) to ease certain loan covenants, and (iv) to reflect a new note principal balance of $4,289,444, which represents the sum of (A) the original principal balance of the April 2011 Note in the amount of $2,000,000, plus (B) interest accrued under the April 2011 Note through March 6, 2013 in the amount of $389,444, plus (C) $1,900,000.  Both principal and interest will be due on the original maturity date in April of 2016.  The Company will apply guidance in FASB ASC 470-50, “Debt Modifications and Extinguishments,” which requires calculating the fair value of the April 2011 Note, as of the loan modification date, based on the amended terms.  The difference between the fair value and the carrying value will be recorded as a charge to the statement of operations during the three months ended March 31, 2013.